Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts Receivable, Allowance for Credit Loss
The following table presents the activity in the Company’s allowance for credit losses (in thousands):

Balance as of December 31, 2023	$203
Increase in allowance	2,381
Write-offs	(7)

Balance as of December 31, 2024	$2,577

Schedule of Inventories	Inventories consist of the following (in thousands):

	December 31,
	2024	2023
Raw materials	$25,703	$18,706
Work in process	9,973	8,728
Finished goods	23,711	21,781

Total inventories	$59,387	$49,215

Summary of Property Plant and Equipment
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2024	2023
Tablos under operating leases	$238	$522
Computers and software	4,783	5,148
Furniture and fixtures	1,910	1,983
Machinery and equipment	11,905	11,602
Leasehold improvements	9,685	9,621
Construction in progress	637	769

Total property and equipment	$29,158	$29,645
Less: accumulated depreciation and amortization	(21,025)	(16,372)

Property and equipment, net	$8,133	$13,273

Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2024	2023
Inventory	$2,079	$3,395
Research and development expenses	219	1,050
Professional services	1,084	1,153
Customer rebates	1,733	2,100
Other	3,090	5,761

Total accrued expenses and other current liabilities	$8,205	$13,459

Accrued Warranty Liability
The change in accrued warranty liability is presented in the following table (in thousands):

	December 31,
	2024	2023
Balance as of December 31, 2023	$3,712	$3,620
Additions charged to cost of product revenue	1,908	5,172
Consumption	(3,682)	(5,080)

Balance as of December 31, 2024	$1,938	$3,712